May 1, 2020

VIA EDGAR

Ms. Elena Stojic

Attorney Adviser

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Re: Six Circles Trust (the “Trust”)

Dear Ms. Stojic:

Transmitted herewith for filing by means of electronic submission via EDGAR on behalf of the Trust, and pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), is Post-Effective Amendment No. 21 to the Trust’s registration statement under the 1933 Act and Amendment No. 22 under the 1940 Act on Form N-1A (the “Amendment”).

The Amendment is being filed in connection with the registration of a new series of the Trust: Six Circles Credit Opportunities Fund (the “Fund”). Pursuant to the provisions of Rule 485(a)(2) under the 1933 Act, it is intended that this Amendment become effective seventy-five days after filing.

Request for Selective Review

The Fund’s disclosure is based on the disclosure for the recently-reviewed Six Circles Global Bond Fund (the “Global Bond Fund”), which disclosure was based on the existing Six Circles Ultra Short Duration Fund (the “Ultra Short Fund”). Specifically, the Global Bond Fund is a series of the Trust that has not yet commenced operations but the registration statement amendment in respect of it has been the subject of recent review by the Staff and the Ultra Short Fund is an existing series of the Trust. The Trust requests selective review of this filing in accordance with the release of the U.S. Securities and Exchange Commission (the “SEC”) on selective review, Revised Procedures For Processing Registration Statements, Post-Effective Amendments and Preliminary Proxy Materials Filed by Registered Investment Companies, Investment Company Act Release No. 13768 (February 15, 1984).

The disclosure in this filing is substantially similar, save for the primary changes noted below, to disclosure in (1) the proposed Prospectus and SAI for the Global Bond Fund, which were last filed with the SEC in Post-Effective Amendment No. 16 on March 13, 2020, pursuant to Rule 485(b) (SEC Accession No. 0001193125-20-072671), and have been the subject of recent Staff review (but have not yet become effective) (that Prospectus also includes disclosure regarding one other series of the Trust), and (2) the current Prospectus and SAI for the Ultra Short Fund, which were last filed with the SEC in Post-Effective Amendment No. 19 on April 29, 2020, pursuant to Rule 485(b) (SEC Accession No. 0001683863-20-007036) (that Prospectus also includes disclosure regarding three other series of the Trust).

The primary substantive changes are described below:

1)	Investment objective and investment strategy have been updated to reflect an opportunistic credit strategy.
2)	Risk factors have been updated to reflect the change in investment strategy, though the risk factors are similar to the risk factors for the Global Bond Fund.
3)	The Sub-Advisers for the Fund have not yet been finalized for the Fund but it is anticipated that there will be some overlap with the Global Bond Fund.

If you have any questions, please do not hesitate to call me at (212) 450-4930.

Sincerely,

/s/ Gregory S. Rowland______

Gregory S. Rowland, Esq.

Davis Polk & Wardwell LLP